Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule Of Inventories Abstract
Finished goods	$ 83,366	$ 90,702
Raw materials	8,994	7,491
Work-in-process	77,521	81,616
Total inventory	$ 169,881	$ 179,809